Voya Corporate Leaders 100 Fund Average Annual Total Returns			12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	26.17%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.94%		10.73%	9.98%
Performance Inception Date		Jun. 30, 2008
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.19%		8.23%	8.13%
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.66%		7.88%	7.65%
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class A | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.13%		11.46%	10.16%
Performance Inception Date		Jun. 30, 2008
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class C | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.05%		12.41%	10.99%
Performance Inception Date		Jun. 30, 2008
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			17.44%		11.74%	10.32%
Performance Inception Date		Mar. 23, 2012
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class R | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.07%		12.41%	11.00%
Performance Inception Date		Oct. 01, 2014
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class R6 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			18.04%		12.35%	10.92%
Performance Inception Date		Jun. 30, 2008
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class W | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.